Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000235898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000254923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Emerging Markets Dividend Active ETF (NAV)
C000057046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	21.39%		10.43%	8.33%
C000057048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	26.97%		11.03%	8.26%
C000057049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000057050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000057051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000111352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	20.45%		2.90%	5.30%
C000111353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	25.81%		3.43%	5.28%
C000111354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000079068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000081085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000254924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Focused U.S. Small Cap Active ETF (NAV)
C000199211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	11.60%		10.23%	7.83%
C000199212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000229257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	3.41%		3.60%	3.86%
C000229256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000076084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	2.84%		(0.94%)	1.49%
C000075913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000076087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000075914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn International Small Cap Active ETF (NAV)
C000199217
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	(5.67%)		7.05%	5.05%
C000199218
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000199213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	(0.82%)		0.26%	1.31%
C000224176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	0.03%		0.05%	1.20%
C000199214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	6.24%		8.65%	8.93%
C000056976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	11.03%		9.28%	8.85%
C000056977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000056978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000103444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	0.64%		5.50%	9.08%
C000103447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000103448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000123602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Ultra Short Municipal Income Active ETF (NAV)
C000199221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 with sales load
Average Annual Return, Percent	2.38%		1.95%	1.39%
C000199222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000199209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	9.84%		10.12%	7.99%
C000199210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000235898
Average Annual Return [Line Items]
Average Annual Return, Percent	43.89%	8.49%
Without Sales Load [Member] | C000254923
Average Annual Return [Line Items]
Average Annual Return, Percent	33.95%		10.12%	8.05%
Without Sales Load [Member] | C000057046
Average Annual Return [Line Items]
Average Annual Return, Percent	28.79%		11.75%	8.97%
Without Sales Load [Member] | C000057048
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		11.03%	8.26%
Without Sales Load [Member] | C000057049
Average Annual Return [Line Items]
Average Annual Return, Percent	28.27%		11.35%	8.58%
Without Sales Load [Member] | C000057050
Average Annual Return [Line Items]
Average Annual Return, Percent	29.27%		12.15%	9.34%
Without Sales Load [Member] | C000057051
Average Annual Return [Line Items]
Average Annual Return, Percent	29.13%		12.02%	9.26%
Without Sales Load [Member] | C000111352
Average Annual Return [Line Items]
Average Annual Return, Percent	27.75%		4.12%	5.93%
Without Sales Load [Member] | C000111353
Average Annual Return [Line Items]
Average Annual Return, Percent	26.81%		3.43%	5.28%
Without Sales Load [Member] | C000111354
Average Annual Return [Line Items]
Average Annual Return, Percent	27.23%		3.80%	5.65%
Without Sales Load [Member] | C000079068
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%		4.48%	6.35%
Without Sales Load [Member] | C000081085
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%		4.33%	6.20%
Without Sales Load [Member] | C000254924
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%		10.27%	9.90%
Without Sales Load [Member] | C000199211
Average Annual Return [Line Items]
Average Annual Return, Percent	18.43%		11.54%	8.48%
Without Sales Load [Member] | C000199212
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%		11.82%	8.75%
Without Sales Load [Member] | C000229257
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		4.23%	4.18%
Without Sales Load [Member] | C000229256
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%		4.48%	4.43%
Without Sales Load [Member] | C000076084
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%		(0.33%)	1.79%
Without Sales Load [Member] | C000075913
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%		0.05%	2.12%
Without Sales Load [Member] | C000076087
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%		(0.06%)	2.02%
Without Sales Load [Member] | C000075914
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%		5.27%	7.89%
Without Sales Load [Member] | C000199217
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%		8.33%	5.68%
Without Sales Load [Member] | C000199218
Average Annual Return [Line Items]
Average Annual Return, Percent	0.44%		8.61%	5.95%
Without Sales Load [Member] | C000199213
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%		0.78%	1.57%
Without Sales Load [Member] | C000224176
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%		0.05%	1.20%
Without Sales Load [Member] | C000199214
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%		1.03%	1.82%
Without Sales Load [Member] | C000056974
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%		9.95%	9.57%
Without Sales Load [Member] | C000056976
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%		9.28%	8.85%
Without Sales Load [Member] | C000056977
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%		9.66%	9.25%
Without Sales Load [Member] | C000056978
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%		10.37%	9.95%
Without Sales Load [Member] | C000056979
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%		10.23%	9.86%
Without Sales Load [Member] | C000103444
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%		6.75%	9.73%
Without Sales Load [Member] | C000103447
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		7.06%	10.06%
Without Sales Load [Member] | C000103448
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%		6.99%	9.97%
Without Sales Load [Member] | C000123602
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%		1.12%	1.69%
Without Sales Load [Member] | C000199221
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%		2.07%	1.44%
Without Sales Load [Member] | C000210496
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%		2.05%	1.44%
Without Sales Load [Member] | C000199222
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%		2.27%	1.66%
Without Sales Load [Member] | C000199209
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%		11.40%	8.64%
Without Sales Load [Member] | C000199210
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%		11.62%	8.90%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	25.85%		12.90%	8.92%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	25.85%		12.90%	8.92%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	25.85%		12.90%	8.92%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	25.85%		12.90%	8.92%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	25.85%		12.90%	8.92%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%		7.46%	7.69%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	22.64%		14.61%	11.31%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	22.64%		14.61%	11.31%
Aberdeen Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%		(1.63%)	1.10%
Aberdeen Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%		(1.63%)	1.10%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.90%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.90%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.90%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%	14.64%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%	14.64%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%	14.08%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	22.64%		14.61%	11.31%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	22.64%		14.61%	11.31%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	27.91%	14.58%
ABERDEEN INDEX: Custom abrdn Emerging Markets Dividend Active ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Emerging Markets Dividend Active ETF Index
Average Annual Return, Percent	27.91%		12.69%	8.40%
ABERDEEN INDEX: Russell 2000 fm 01/03/24, prior Russell 2500 until 29/02/24, prior SP 500 until 30/11/20, prior FTSE 3-Mnt TBill
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Focused U.S. Small Cap Active ETF Index
Average Annual Return, Percent	14.41%		11.39%	8.81%
Aberdeen Index: S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net TR)
Average Annual Return, Percent	16.99%		12.81%	7.43%
Aberdeen Index: S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net TR)
Average Annual Return, Percent	16.99%		12.81%	7.43%
Aberdeen Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn High Income Opportunities Fund Index
Average Annual Return, Percent	8.03%		4.92%	5.66%
Aberdeen Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn High Income Opportunities Fund Index
Average Annual Return, Percent	8.03%		4.92%	5.66%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.93%		11.18%	7.67%
ABERDEEN INDEX: MSCI ACW World ex-USA Small Cap Index (Net TR), Prior 29/02/2016 MSCI World Small Cap Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn International Small Cap Active ETF Index
Average Annual Return, Percent	22.58%		10.61%	7.75%
Aberdeen Index: MSCI U.S. REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT Index
Average Annual Return, Percent	(0.35%)		9.53%	5.85%
Aberdeen Index: MSCI U.S. REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT Index
Average Annual Return, Percent	(0.35%)		9.53%	5.85%
ABERDEEN INDEX: Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Short Duration High Yield Municipal Fund Index
Average Annual Return, Percent	4.66%		1.45%	1.91%
ABERDEEN INDEX: Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Short Duration High Yield Municipal Fund Index
Average Annual Return, Percent	4.66%		1.45%	1.91%
ABERDEEN INDEX: Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Short Duration High Yield Municipal Fund Index
Average Annual Return, Percent	4.66%		1.45%	1.91%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%		11.50%	9.36%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%		11.50%	9.36%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%		11.50%	9.36%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%		11.50%	9.36%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%		11.50%	9.36%
ABERDEEN INDEX: BBG Muni Bond 1 Y (1-2 Y) Idx, Prior 17/10/25 BofA 1-22 Y U.S. Muni Sec Idx, Prior 14/09/17 BBG Muni Bond Idx
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom abrdn Ultra Short Municipal Income Active ETF Index
Average Annual Return, Percent	4.34%		1.38%	2.44%
Aberdeen Index: Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	3.22%		1.65%	1.50%
Aberdeen Index: Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	3.22%		1.65%	1.50%
Aberdeen Index: Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	3.22%		1.65%	1.50%